                                                      --------------------------
                                                             OMB APPROVAL
                                                      --------------------------
                                                      OMB Number: 3235-0006
                                                      Expires: February 28, 1997
                                                      Estimated average burden
                                                      hours per response...24.60
                                                      --------------------------

                                                      --------------------------
                                                            SEC USE ONLY
                                                      --------------------------



                                                      --------------------------



                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

   Report for the Calendar Year or Quarter Ended    September 30   , 2002 .
                                                 ------------------    --

--------------------------------------------------------------------------------
               (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here:  /0/

GeoCapital, LLC
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

825 Third Avenue - 32nd floor                New York         NY      10022-7519
--------------------------------------------------------------------------------
Business Address    (Street)                  (City)        (State)      (Zip)

Irwin Lieber                         (212) 486-4455              Chairman & CIO
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit this Report.

-------------------------------------ATTENTION----------------------------------
   Intentional misstatement or omissions of facts constitute Federal Criminal
                                  Violations.
                   See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

   The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.
   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be
signed on its behalf in the City of   New York    and State of   NY
                                   --------------             --------
on the   1st    day of    October    , 2002 .
      ----------      ---------------    ---


                                                     Irwin Lieber
                                     -------------------------------------------
                                      (Name of Institutional Investment Manager)



                                     -------------------------------------------
                                     (Manual Signature of Person Duly Authorized
                                                  to Submit This Report)


Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                             13F File No.:  Name:                            13F File No.:
--------------------------------- -------------  -------------------------------- -------------
1. Irwin Lieber                   28-4421        6.
--------------------------------- ------------   --------------------------------- -------------
2. Barry Fingerhut                28-4421        7.
--------------------------------- ------------   --------------------------------- -------------
3. Affiliated Managers Group      28-4421        8.
--------------------------------- ------------   --------------------------------- -------------
4.                                               9.
--------------------------------- ------------   --------------------------------- -------------
5.                                               10.
--------------------------------- ------------   --------------------------------- -------------

                                                                 SEC 1685 (5/91)
            Copyright(c)1992-1998. NRS Systems, Inc. (Portions of Software Only)

                                                           FORM 13F                                        -------------------------
                                                                                                                (SEC USE ONLY)
                                                                                                                   |
Page  2   of  2                           Name of Reporting Manager             GeoCapital, LLC                    |
    -----   -----                                                   -------------------------------------          |
------------------------------------------------------------------------------------------------------------------------------------
                            Item 2:  Item 3:  Item 4:   Item 5:            Item 6:                                  Item 8
                             Title    CUSIP    Fair    Shares of    Investment Discretion       Item 7:    Voting Authority (Shares)
     Item 1:                  of      Number  Market   Principal  ---------------------------   Managers  --------------------------
 Name of Issuer              Class            Value     Amount    (a)   (b) Shared-     (c)       See       (a)      (b)       (c)
                                                                   Sole  As Defined    Shared-  Instr.  V   Sole    Shared     None
                                                                         in Instr.  V   Other
------------------------------------------------------------------------------------------------------------------------------------
See Attached
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
 COLUMN TOTALS
------------------------------------------------------------------------------------------------------------------------------------
                          Copyright(c)1992-1998. NRS Systems, Inc. (Portions of Software Only)                       SEC 1685 (5/91)

                                                     --------------------------
                                                            OMB APPROVAL
                                                     --------------------------
                                                     OMB Number:      3235-0006
                                                     Expires:    April 30, 2000
                                                     Estimated average
                                                       burden hours per
                                                       response:...........24.6
                                                     --------------------------


                      PAPERWORK REDUCTION ACT INFORMATION

     Potential persons who are to respond to the collection of information contained in this form are not required to respond to the collection of information unless the form displays a currently valid OMB control number.

     Section 13(f) of the Exchange Act requires the Commission to adopt rules creating a reporting and disclosure system to collect specific information and to disseminate such information to the public. Pursuant to this statutory mandate, the Commission adopted rule 13f-1 under the Exchange Act (17 CFR 240.13f-1), which requires institutional investment managers who exercise investment discretion over accounts of exchange-traded or NASDAQ-quoted equity securities having, in the aggregate, a fair market value of at least $100,000,000 to file quarterly reports with the Commission on Form 13F with respect to the value of those securities over which they have investment discretion.

     The purpose of Form 13F is to provide a reporting and disclosure system to collect specific information and to disseminate such information to the public about the holdings of institutional investment managers who exercise investment discretion over accounts of exchange-traded or NASDAQ-quoted equity securities having, in the aggregate, a fair market value of at least $100,000,000.

     It is estimated that each filer spends an average of 24.6 hours preparing each quarterly report.

     Any member of the public may direct to the Commission any comments concerning the accuracy of this burden estimate and any suggestions for reducing this burden.

     Responses to the collection of information are mandatory. See section 13(f) of the Exchange Act [15 U.S.C. 78m(f)] and rule 13f-1 [17 CFR 240.13f-1] thereunder.

     Section 13(f)(3) of the Exchange Act [15 U.S.C. 78m(f)(3)] authorizes the Commission, as it determines necessary or appropriate in the public interest or for the protection of investors, to delay or prevent public disclosure of any information filed under Section 13(f) upon request. It also prohibits the Commission from disclosing to the public information identifying securities held by the account of a natural person or any estate or trust (other than a business trust or investment company).

     This collection of information has been reviewed by OMB in accordance with the clearance requirements of 44 U.S.C. Section 3507.


            Copyright(c)1992-1998. NRS Systems, Inc. (Portions of Software Only)

                              FORM 13F SUMMARY PAGE
                              AS OF DATE: 09/30/02
                          RUN DATE: 10/01/02 9:47 A.M.


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:                   0

FORM 13F INFORMATION TABLE ENTRY TOTAL:             65

FORM 13F INFORMATION TABLE VALUE TOTAL:   $698,666,000



LIST OF OTHER INCLUDED MANAGERS:

NO.   13F FILE NUMBER      NAME

                           FORM 13F INFORMATION TABLE
                               AS OF DATE 9/30/02


                                TITLE OF              VALUE    SHARES   SH/  INVESTMENT   VOTING AUTHORITY
SECURITY DESCRIPTION              CLASS     CUSIP    (X$1000)  PRN AMT  PRN  DESCRETION  SOLE   SHARED  NONE
APOLLO GROUP INC CL A              COM     37604105    31290    720462  SH     DEFINED     0    720462     0
BEA SYS INC                        COM     73325102     6104   1178345  SH     DEFINED     0   1178345     0
BJ SVCS CO                         COM     55482103    19878    764550  SH     DEFINED     0    764550     0
BROADVISION INC                    COM    111412607      388    315239  SH     DEFINED     0    315239     0
CAL DIVE INTL INC                  COM    127914109    25227   1250900  SH     DEFINED     0   1250900     0
CAREMARK RX INC                    COM    141705103    14521    854175  SH     DEFINED     0    854175     0
CONSOL ENERGY INC                  COM    20854P109     6844    540595  SH     DEFINED     0    540595     0
COVANSYS CORP                      COM    22281W103     3125   1838078  SH     DEFINED     0   1838078     0
CUNO INC                           COM    126583103    11553    374500  SH     DEFINED     0    374500     0
CYPRESS SEMICONDUCTOR CORP         COM    232806109     6341    966610  SH     DEFINED     0    966610     0
DEVRY INC                          COM    251893103    23571   1265920  SH     DEFINED     0   1265920     0
DIAMONDCLUSTER INTL                COM    25278P106     4527   1388700  SH     DEFINED     0   1388700     0
DORAL FINL CORP                    COM    25811P100    23176    960060  SH     DEFINED     0    960060     0
DOUBLECLICK INC                    COM    258609304    14824   2884035  SH     DEFINED     0   2884035     0
EVERGREEN RES INC                  COM    299900308    36458    889665  SH     DEFINED     0    889665     0
FAIR ISAAC & CO INC                COM    303250104     1481     45300  SH     DEFINED     0     45300     0
FELCOR LODGING TR INC              COM    31430F101    10183    793671  SH     DEFINED     0    793671     0
FRONTLINE CAPITAL GROUP - WARR     COM    35921N994        0     17415  SH     DEFINED     0     17415     0
HEARTLAND EXPRESS INC              COM    422347104    21937   1170591  SH     DEFINED     0   1170591     0
HORIZON OFFSHORE INC               COM    44043J105      268     63600  SH     DEFINED     0     63600     0
HOST MARRIOTT CORP NEW             COM    44107P104    12391   1335229  SH     DEFINED     0   1335229     0
INFORMATION HOLDINGS, INC.         COM    456727106    21678   1001305  SH     DEFINED     0   1001305     0
INTEGRATED CIRCUIT SYS INC         COM    45811K208    12614    803460  SH     DEFINED     0    803460     0
INTERNET SEC SYS INC               COM    46060X107     6934    562825  SH     DEFINED     0    562825     0
INTERWOVEN INC                     COM    46114T102     2814   1401300  SH     DEFINED     0   1401300     0
IXIA                               COM    45071R109     3117    760300  SH     DEFINED     0    760300     0
KIRBY CORP                         COM    497266106    18038    797435  SH     DEFINED     0    797435     0
LEGATO SYS INC                     COM    524651106     4793   1738030  SH     DEFINED     0   1738030     0
LEGG MASON INC                     COM    524901105    20969    492700  SH     DEFINED     0    492700     0
MACROMEDIA INC                     COM    556100105    11168   1444805  SH     DEFINED     0   1444805     0
MANUGISTICS GROUP INC              COM    565011103     3726   1335385  SH     DEFINED     0   1335385     0
MAXTOR CORP                        COM    577729205     4244   1626100  SH     DEFINED     0   1626100     0

                                TITLE OF              VALUE    SHARES   SH/  INVESTMENT   VOTING AUTHORITY
SECURITY DESCRIPTION              CLASS     CUSIP    (X$1000)  PRN AMT  PRN  DESCRETION  SOLE   SHARED  NONE
MERCURY INTERACTIVE                COM    589405109     6265    365100  SH     DEFINED     0    365100     0
MILLER HERMAN INC                  COM    600544100    23868   1343900  SH     DEFINED     0   1343900     0
MILLIPORE CORP                     COM    601073109     6832    214900  SH     DEFINED     0    214900     0
NATIONAL INSTRUMENTS               COM    636518102    13920    635890  SH     DEFINED     0    635890     0
NEUBERGER BERMAN INC               COM    641234109     9390    348430  SH     DEFINED     0    348430     0
OMNICELL INC COM                   COM    68213N109      311     53200  SH     DEFINED     0     53200     0
PARAMETRIC TECHNOLOGY              COM    699173100      154     85575  SH     DEFINED     0     85575     0
PEOPLESOFT                         COM    712713106     5719    462300  SH     DEFINED     0    462300     0
PRINCETON REVIEW INC               COM    742352107     5150    858400  SH     DEFINED     0    858400     0
PROBUSINESS SERVICES               COM    742674104     5443    859880  SH     DEFINED     0    859880     0
QUEST PRODS CORP                   COM    747955102       46   3556434  SH     DEFINED     0   3556434     0
QUEST SOFTWARE                     COM    74834T103     4970    528685  SH     DEFINED     0    528685     0
S1 CORP                            COM    78463B101    19626   3661650  SH     DEFINED     0   3661650     0
SABA SOFTWARE INC                  COM    784932105     5296   2521800  SH     DEFINED     0   2521800     0
SCHEIN HENRY INC                   COM    806407102    20014    379420  SH     DEFINED     0    379420     0
SEACOR SMIT INC.                   COM    811904101    24949    608650  SH     DEFINED     0    608650     0
SILICON VY BANCSHARES              COM    827064106    20775   1227115  SH     DEFINED     0   1227115     0
SOTHEBY HLDGS INC CL A             COM    835898107     9268   1323950  SH     DEFINED     0   1323950     0
STEIN MART INC                     COM    858375108     5490    940100  SH     DEFINED     0    940100     0
SYCAMORE NETWORKS INC              COM    871206108     5202   2213480  SH     DEFINED     0   2213480     0
TECHNOLOGY SOLUTION CO.            COM    87872T108      315    370033  SH     DEFINED     0    370033     0
TESSCO TECHNOLOGIES                COM    872386107     2273    236000  SH     DEFINED     0    236000     0
TETRA TECHNOLOGIES INC             COM    88162F105    10357    514000  SH     DEFINED     0    514000     0
UNITED NATURAL FOODS INC           COM    911163103      329     14300  SH     DEFINED     0     14300     0
UNIVERSITY OF PHOENIX ONLINE       COM     37604204    23140    719737  SH     DEFINED     0    719737     0
US CONCRETE INC.                   COM    90333L102     5668   1079625  SH     DEFINED     0   1079625     0
VERITAS DGC INC                    COM    92343P107     9951    920510  SH     DEFINED     0    920510     0
W HLDG CO INC                      COM    929251106     3245    199100  SH     DEFINED     0    199100     0
WATSON WYATT & CO HLDGS CL A       COM    942712100     4550    227500  SH     DEFINED     0    227500     0
WILEY JOHN & SONS INC CL A         COM    968223206    30784   1398630  SH     DEFINED     0   1398630     0

                                TITLE OF              VALUE    SHARES   SH/  INVESTMENT   VOTING AUTHORITY
SECURITY DESCRIPTION              CLASS     CUSIP    (X$1000)  PRN AMT  PRN  DESCRETION  SOLE   SHARED  NONE
WR BERKLEY CORP                    COM     84423102    20706    609000  SH     DEFINED     0    609000     0
XM SATELLITE RADIO INC CL A        COM    983759101     2796    717000  SH     DEFINED     0    717000     0
YANKEE CANDLE INC                  COM    984757104     7682    447400  SH     DEFINED     0    447400     0

LINE COUNT: 65